Document and Entity Information Document - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	AETNA INC /PA/
Entity Central Index Key	0001122304
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		349.6
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 43,200